AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,089,897,378	1,957,379,244	1,607,168,947
Issuance of common shares		466,114,342	132,518,134	350,210,297
of which reserved for share-based compensation		0	30,000,000	0
Common Stock, Shares, Issued, Ending Balance		2,556,011,720	2,089,897,378	1,957,379,244
Treasury shares
Treasury Stock, Shares, Beginning Balance		0	5,910,224	7,666,658
Sale of treasury shares		809,307,879	1,218,245,936	766,096,105
Repurchase of treasury shares		857,049,873	1,224,501,214	808,768,832
Share-based compensation, net of tax		41,984,328	12,165,502	44,429,161
Treasury Stock, Shares, Ending Balance		5,757,666	0	5,910,224
Common shares outstanding		2,550,254,054	2,089,897,378	1,951,469,020
Par value (in CHF per share)		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950	2,797,379,244
Unissued shares (in shares)		653,000,000	653,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		505,062,294	415,099,918
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[2]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[2]	4,399,680,200	4,399,680,200
Treasury shares
Common shares outstanding	[2]	4,399,680,200	4,399,680,200
Par value (in CHF per share)	[2]	SFr 1.00	SFr 1.00

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.